Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - ZAR (R) R in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of financial assets [line items]
Debt instruments		R 274	R 253
Loans to associates		116	116
Other loans		3	0
Equity instruments		59	8
Other non-current assets		1	3
Total other non-current assets		R 334	264
Subordinated And Unsecured Loan To ARM BBEE Trust | JIBAR
Disclosure of financial assets [line items]
Interest rate margin (as a percent)		4.25%
ARM
Disclosure of financial assets [line items]
Ownership interest (as a percent)	14.29%	13.80%
ARM BBEE Trust
Disclosure of financial assets [line items]
Loan to ARM BBEE Trust		R 271
Loan to ARM BBEE Trust			256		R 200
Pamodzi
Disclosure of financial assets [line items]
Loans to associates		116	116
Rand Mutual Assurance
Disclosure of financial assets [line items]
Equity instruments		52	0	R 0
Other investments
Disclosure of financial assets [line items]
Equity instruments		7	8
Debt instrument
Disclosure of financial assets [line items]
Loss allowance		R (116)	R (119)	R (162)